Commitments and Contingencies (Details) - Schedule of Commitments and Contingencies $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Commitments and Contingencies (Details) - Schedule of Commitments and Contingencies [Line Items]
Lease commitment	$ 1,517
1-3 years	823 years
Within 1 year [Member]
Commitments and Contingencies (Details) - Schedule of Commitments and Contingencies [Line Items]
Lease commitment	$ 694